INCOME TAXES - Unrecognized deferred tax (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Less than four years
Disclosure of deductible temporary differences for which no deferred tax asset is recognised [line items]
Unrecognized deferred tax assets	$ 5	$ 3	$ 0
Thereafter
Disclosure of deductible temporary differences for which no deferred tax asset is recognised [line items]
Unrecognized deferred tax assets	$ 149	$ 431	$ 200